Significant Accounting Policies - Intangible Assets (Details) - Tradeweb Markets LLC	12 Months Ended
Dec. 31, 2018
Minimum
Intangible Assets
Useful life of intangible assets	7 years
Maximum
Intangible Assets
Useful life of intangible assets	16 years